STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

December 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.7%
China - 2.0%
Alibaba Group Holding	423,696	[a]	6,460,677
Ping An Insurance Group Company of China, Cl. H	978,500	[a]	7,046,159
			13,506,836
Denmark - 1.7%
Chr. Hansen Holding	77,079		6,081,784
Novozymes, Cl. B	69,853	[a]	5,744,756
			11,826,540
France - 11.0%
AXA	389,003	[a]	11,596,811
Bureau Veritas	421,308	[a]	13,996,454
Legrand	63,128	[a]	7,395,549
L'Oreal	21,349	[a]	10,134,319
LVMH	17,956		14,861,993
TotalEnergies	241,337		12,262,636
Vivendi	393,479	[a]	5,326,433
			75,574,195
Germany - 8.0%
Bayer	157,412	[a]	8,423,037
Continental	74,177	[a]	7,863,187
Deutsche Post	116,813	[a]	7,519,345
Infineon Technologies	259,411		12,038,035
SAP	136,915	[a]	19,469,128
			55,312,732
Hong Kong - 2.3%
AIA Group	1,612,112	[a]	16,250,233
India - .8%
Housing Development Finance	163,579	[a]	5,691,602
Ireland - 1.9%
CRH	243,047		12,872,503
Japan - 25.5%
Advantest	151,000		14,308,441
Ebara	152,100		8,449,265
FANUC	61,600		13,055,794
M3	169,600		8,541,188
Pan Pacific International Holdings	653,300		9,013,189
Recruit Holdings	389,313		23,596,368
Sony Group	234,500		29,508,715
Sugi Holdings	138,800		8,410,293
Suzuki Motor	408,200		15,716,924

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.7% (continued)
Japan - 25.5% (continued)
TechnoPro Holdings	785,900		23,844,136
Topcon	681,000		9,821,603
Toyota Industries	142,000		11,344,693
			175,610,609
Netherlands - 6.1%
ASML Holding	36,604		29,450,771
Universal Music Group	460,433		12,989,750
			42,440,521
Norway - 2.8%
Mowi	332,972		7,890,860
TOMRA Systems	157,681	[a]	11,298,035
			19,188,895
South Korea - 2.1%
Samsung SDI	26,262		14,470,334
Sweden - 2.0%
Swedbank, Cl. A	669,732		13,496,624
Switzerland - 9.5%
Alcon	73,595	[a]	6,521,137
Lonza Group	12,002	[a]	10,031,522
Novartis	180,393	[a]	15,893,273
Roche Holding	45,308	[a]	18,850,157
Zurich Insurance Group	32,388	[a]	14,231,953
			65,528,042
Taiwan - 2.2%
Taiwan Semiconductor Manufacturing, ADR	125,348		15,080,618
United Kingdom - 19.8%
Anglo American	437,329	[a]	17,853,111
Associated British Foods	225,657		6,133,196
Barclays	6,926,023	[a]	17,530,723
Diageo	308,678	[a]	16,862,856
Informa	943,541	[a]	6,597,653
Linde	33,718		11,746,711
Natwest Group	3,356,930	[a]	10,255,295
Persimmon	151,355	[a]	5,850,989
Prudential	682,980	[a]	11,782,084
RELX	428,141	[a]	13,901,747
St. James's Place	429,416	[a]	9,785,109
Unilever	156,924		8,406,751
			136,706,225
Total Common Stocks (cost $441,392,554)			673,556,509

	Preferred Dividend Yield (%)
Preferred Stocks - 1.5%
Germany - 1.5%
Volkswagen (cost $13,418,017)	2.72	51,951	[a]	10,497,270
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,015,942)	0.07	3,015,942	[b]	3,015,942
Total Investments (cost $457,826,513)		99.6%		687,069,721
Cash and Receivables (Net)		.4%		2,435,046
Net Assets		100.0%		689,504,767

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

December 31, 2021 (Unaudited)

The following is a summary of the inputs used as of December 31, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	673,556,509	-	-	673,556,509
Equity Securities - Preferred Stocks	10,497,270	-	-	10,497,270
Investment Companies	3,015,942	-	-	3,015,942
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	182,402	-	182,402

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Fund

December 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation ($)
UBS Securities
Australian Dollar	29,285,736	Japanese Yen	2,429,793,536	1/14/2022	182,402
Gross Unrealized Appreciation					182,402

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2021, accumulated net unrealized appreciation on investments was $229,243,208, consisting of $251,074,243 gross unrealized appreciation and $21,831,035 gross unrealized depreciation.

At December 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.